   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 25, 1997


                                                     REGISTRATION NOS.   2-70162

                                                                        811-3121

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO.                         / /


                       POST-EFFECTIVE AMENDMENT NO. 17                       /X/


                                     AND/OR

                             REGISTRATION STATEMENT
                   UNDER THE INVESTMENT COMPANY ACT OF 1940                  / /


                                AMENDMENT NO. 18                             /X/

                             ---------------------

                          FBL MONEY MARKET FUND, INC.

               (Exact Name of Registrant as Specified in Charter)

        5400 University Avenue                        (515) 225-5586
     West Des Moines, Iowa 50266                 (Registrant's Telephone
   (Address of Principal Executive                  Number, including
         Offices) (Zip Code)                            Area Code)

      Stephen M. Morain, Esquire                         Copy to:
        5400 University Avenue                  Charles F. Custer, Esquire
     West Des Moines, Iowa 50266            Vedder, Price, Kaufman & Kammholz
    (Name and Address of Agent for               222 North LaSalle Street
               Service)                             Chicago, IL 60601


It is proposed that this filing will become effective (check appropriate box)


    / /  immediately upon filing pursuant to paragraph (b)


    /X/  on December 1, 1997 pursuant to paragraph (b)


    / /  60 days after filing pursuant to paragraph (a)(1)

    / /  on (date) pursuant to paragraph (a)(1)

    / /  75 days after filing pursuant to paragraph (a)(2)

    / /  on (date) pursuant to paragraph (a)(2) of Rule 485

    If appropriate, check the following box:

    / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            ------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          FBL MONEY MARKET FUND, INC.
                      REGISTRATION STATEMENT ON FORM N-1A
                             CROSS REFERENCE SHEET
                            PURSUANT TO RULE 481(a)

N-1A ITEM NO.                                                                            CAPTION
----------------------------------------------------------------  -----------------------------------------------------
PART A  INFORMATION REQUIRED IN PROSPECTUS
       1.  Cover Page...........................................  Cover Page
       2.  Synopsis.............................................  Summary of Expenses
       3.  Condensed Financial Information......................  Condensed Financial Information; Yield Information
       4.  General Description of Registrant....................  Investment Objective and Policies; Investment
                                                                   Restrictions; General Information
       5.  Management of the Fund...............................  Management of the Fund; Portfolio Transactions
      5A.  Management's Discussion of Fund Performance..........  Not Applicable
       6.  Capital Stock and Other Securities...................  Taxes; Dividends; General Information
       7.  Purchase of Securities Being Offered.................  Management of the Fund; How to Buy Shares; Net Asset
                                                                   Value; Other Shareholder Services
       8.  Redemption or Repurchase.............................  How to Redeem Shares; Other Shareholder Services
       9.  Pending Legal Proceedings............................  Not Applicable

PART B  INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION
      10.  Cover Page...........................................  Cover Page
      11.  Table of Contents....................................  Table of Contents
      12.  General Information and History......................  Not Applicable
      13.  Investment Objectives and Policies...................  Investment Restrictions; Investment Objective and
                                                                   Policies
      14.  Management of the Fund...............................  Officers and Directors
      15.  Control Persons and Principal Holders of
            Securities..........................................  Officers and Directors
      16.  Investment Advisory and Other Services...............  Investment Adviser and Manager; Officers and
                                                                   Directors; Underwriting and Distribution Expense;
                                                                   Other Information
      17.  Brokerage Allocation and Other Practices.............  Investment Adviser
      18.  Capital Stock and Other Securities...................  Not Applicable (see Part A)
      19.  Purchase, Redemption and Pricing of Securities Being
            Offered.............................................  Net Asset Value; Retirement Plans; Redemptions
      20.  Tax Status...........................................  Not Applicable (see Part A)
      21.  Underwriters.........................................  Underwriting and Distribution
      22.  Calculation of Performance Data......................  Calculation of Fund's Yield
      23.  Financial Statements.................................  Financial Statements

   [LOGO]
FARM BUREAU MUTUAL FUNDS
5400 University Avenue, West Des Moines, Iowa 50266

Yield and Purchase Information --
Call Toll Free (800) 247-4170 or in Iowa call Toll Free (800) 422-3175; in the Des Moines metropolitan area call 225-5586.

-------------------------------------------

TABLE OF CONTENTS                                                       Page No.
Summary of Expenses............................................................2

Financial Highlights...........................................................3

Yield Information..............................................................4
Investment Objective and Policies..............................................4
How to Buy Shares..............................................................8
How to Redeem Shares...........................................................9
Other Shareholder Services....................................................10
Net Asset Value...............................................................12
Management of the Fund........................................................12
Portfolio Transactions........................................................13
Dividends.....................................................................13
Taxes.........................................................................14

General Information...........................................................15

-------------------------------------------

  NO DEALER, SALESMAN, OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, THE ADVISER, OR THE UNDERWRITER. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, THE SECURITIES OF THE FUND IN ANY JURISDICTION IN WHICH SUCH SALE, OFFER TO SELL, OR SOLICITATION MAY NOT BE LAWFULLY MADE.

------------------------------------------------
    PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.
FBL
MONEY MARKET
FUND, INC.


Prospectus dated December 1, 1997


  FBL Money Market Fund, Inc. (the "Fund") is a no-load, open-end, diversified management investment company with an investment objective of maximum current income consistent with liquidity and stability of principal. The Fund pursues its objective by investing in money market instruments maturing in thirteen months or less, including securities issued or guaranteed by the United States Government, its agencies or instrumentalities, certificates of deposit, bankers' acceptances, high grade commercial paper and other corporate debt and repurchase agreements. There can be no assurance that the objective of the Fund will be realized.

  Shares of the Fund may be purchased at their net asset value without any sales charge. The minimum initial investment is $500 and subsequent investments may be made in any amount. Shares may be redeemed at any time at net asset value as described herein.

  AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


  This Prospectus contains information about the Fund that a prospective investor should know before investing. Please read it carefully and retain it for future reference. A Statement of Additional Information for the Fund, dated December 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from the Fund by writing or calling the Fund at the address or telephone numbers set forth above.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
SUMMARY OF
EXPENSES
---------------


SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Load Imposed on Purchases......................................       None
    Maximum Sales Load Imposed on Reinvested Dividends...........................       None
    Deferred Sales Load..........................................................       None
    Redemption Fee...............................................................       None
    Exchange Fee.................................................................       None

ANNUAL FUND OPERATING EXPENSES
(As a percentage of net assets)

    Management Fees..............................................................      0.25%
    12b-1 Fees...................................................................     None
    Other Expenses...............................................................      1.26%
                                                                                   ----------
            Total Fund Operating Expenses........................................      1.51%
                                                                                   ----------
                                                                                   ----------



                                                                              1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                            -----------  -----------  -----------  -----------
EXAMPLE
You would pay the following expenses on a $1,000 investment, assuming (1)
  5% annual return and (2) redemption at the end of each time period......   $      15    $      47    $      82    $     179



    The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. The example assumes a 5% annual rate of return pursuant to the requirements of the Securities and Exchange Commission and is not intended to be representative of past or future performance of the Fund.

--------------------------------------------------------------------------------
                                                                       FINANCIAL
                                                                      HIGHLIGHTS

                                                                 ---------------


    The condensed financial information set forth below has been derived from the financial statements and financial highlights of the Fund, of which the last five years have been audited by independent auditors as set forth in their report dated August 29, 1997. This table should be read in conjunction with the financial statements and notes thereto of the Fund included in the Annual Report to Shareholders, which financial statements and notes are incorporated herein by reference.


    Selected data for a share of capital stock outstanding throughout each year:


                                                                  YEAR ENDED JULY 31,
                                ----------------------------------------------------------------------------------------
                                 1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
                                -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Net asset value, beginning of
  year........................  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
  Income from Investment
    Operations
    Net investment income.....     0.40    0.040    0.041    0.020    0.019    0.036    0.064    0.077    0.083    0.061
                                -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
  Total from investment
    operations................     0.40    0.040    0.041    0.020    0.019    0.036    0.064    0.077    0.083    0.061

  Less Distributions
    Dividends (from net
      investment income)......    (0.40)  (0.040)  (0.041)  (0.020)  (0.019)  (0.036)  (0.064)  (0.077)  (0.083)  (0.061)
                                -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
  Total distributions.........    (0.40)  (0.040)  (0.041)  (0.020)  (0.019)  (0.036)  (0.064)  (0.077)  (0.083)  (0.061)
                                -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Net asset value, end of
  year........................  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
                                -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
                                -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Total Return:
  Total investment return
    based on net asset value
    (1).......................    3.99%    4.05%    4.17%    1.95%    1.91%    3.69%    6.59%    7.92%    8.57%    6.23%

Ratios/Supplemental Data:
  Net assets, end of year
    (000's omitted)...........  $23,054  $24,574  $19,977  $18,927  $22,072  $33,511  $61,876  $67,784  $54,116  $23,868
  Ratio of net expenses to
    average net assets........    1.51%    1.50%    1.51%    1.50%    1.50%    1.25%    0.93%    0.93%    1.09%    1.15%
  Ratio of net income to
    average net assets........    3.90%    3.92%    4.06%    1.92%    1.89%    3.75%    6.40%    7.52%    8.58%    6.10%
Information assuming no
  voluntary reimbursement by
  FBL Investment Advisory
  Services, Inc. of excess
  operating expenses:
    Per share net investment
      income..................  $ 0.040  $ 0.038  $ 0.036  $ 0.019  $ 0.019
    Ratio of expenses to
      average net assets......    1.55%    1.72%    2.01%    1.57%    1.54%
    Amount reimbursed.........  $10,590  $51,886  $96,398  $ 6,978  $ 5,116


------------
Note: Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the period.

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year, and redemption on the last day of the year.

--------------------------------------------------------------------------------
YIELD
INFORMATION
---------------

    From time to time, the Fund may advertise its yield and effective yield. Each figure is based upon historical earnings and is not necessarily representative of the future performance of the Fund. The yield of the Fund refers to the net investment income generated by a hypothetical investment in the Fund over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated each week over an annual period and is shown as a percentage of the investment. The effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded weekly when annualized. The effective yield will be slightly higher than the yield due to this compounding effect.

    The performance of the Fund may be compared to that of other money market mutual funds tracked by Lipper Analytical Services, Inc., an independent research firm which ranks mutual funds by overall performance, investment objectives and assets, or by IBC/Donoghue's Money Fund Directory, a service which reports on money market funds.

    The Fund's yield and effective yield will fluctuate. Additional information concerning the Fund's performance is described in the Statement of Additional Information.

    If you would like the yield or effective yield for the Fund, call toll free 1-800-247-4170 (in Iowa 1-800-422-3175, or in the Des Moines metropolitan area call 225-5586), 24 hours a day, 7 days a week. The recorded message is updated each weekday.

--------------------------------------------------------------------------------
INVESTMENT
OBJECTIVE
AND POLICIES
---------------

    The investment objective of the Fund is maximum current income consistent with liquidity and stability of principal and may not be changed without shareholder approval.

    The Fund limits its investments to securities that meet the quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "Investment Company Act"). Under Rule 2a-7, the Fund may only purchase United States denominated instruments that are determined to present minimal credit risks and at the time of acquisition are rated in the top two rating categories by the required number of nationally recognized statistical rating organizations (at least two or, if only one such organization has rated the security, that one organization) or, if unrated, are deemed comparable in quality. The diversification requirements of Rule 2a-7 provide generally that the Fund may not at the time of acquisition invest more than 5% of its assets in securities of any one issuer or invest more than 5% of its assets in securities that have not been rated in the highest category by the required number of rating organizations or, if unrated, have not been deemed comparable, except U.S. Government securities and repurchase agreements of such securities.

    The Fund seeks to achieve its objective by investing in the following money market instruments maturing in thirteen months or less from the time of investment, thereby allowing the Fund to maintain a dollar-weighted average portfolio maturity of 90 days or less:

        U.S.  GOVERNMENT  SECURITIES:    Bills,  notes,  bonds  and  other  debt
    securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

        U.S. GOVERNMENT AGENCY OR INSTRUMENTALITY SECURITIES: Debt securities issued or guaranteed by agencies or instrumentalities of the U.S. Government. Although these securities are not direct obligations of the U.S. Government, some are supported by the full faith and credit of the U.S. Treasury; others are supported only by the limited right of the issuer to borrow from the U.S. Treasury; and others depend solely upon the credit of the agency or instrumentality and not the U.S. Treasury.

        OBLIGATIONS OF BANKS OR SAVINGS INSTITUTIONS: Certificates of deposit, bankers' acceptances and other short-term debt obligations of commercial banks or savings and loan associations. The Fund will not invest in any instruments issued by a commercial bank unless it has total assets of at least $100 million and has its deposits insured by the Federal Deposit Insurance Corporation ("FDIC"). Similarly, the Fund will not invest in any instrument issued by a savings and loan association unless it has total assets of at least $100 million, has been issued a charter by the Office of Thrift Supervision ("OTS") or was formerly a member of the Federal Home Loan Bank System and is now subject to regulation by the OTS, and is insured by the FDIC. However, the Fund may invest in an obligation of a bank or savings and loan association with assets of less than $100 million if the principal amount of such obligation is fully covered by FDIC insurance. The limit of such coverage is currently $100,000.

        COMMERCIAL PAPER: Short-term unsecured promissory notes issued by corporations, primarily to finance short-term credit needs. The Fund will only invest in commercial paper that is rated A-1 or A-2 by Standard & Poor's Corporation ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or, if unrated, issued by a corporation having an outstanding debt issue rated at least AA/Aa by S&P or Moody's.

        In addition, the Fund will invest in commercial paper issued by major corporations in reliance on the so-called "private placement" exemption from registration by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper") subject to the above noted requirements with respect to ratings.
    Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund, who agree that it is purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Fund's investment adviser considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, the paper will be treated as illiquid unless, pursuant to procedures approved by the Board of Directors, a particular investment in Section 4(2) paper is determined to be liquid. The investment adviser monitors the liquidity of the Fund's investments in Section 4(2) paper on a continuing basis.

        OTHER CORPORATE DEBT SECURITIES: Outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which were not issued as short-term obligations but which have thirteen months or less remaining to maturity. The Fund will only invest in such obligations that at the time of purchase are rated AA/Aa or better by S&P or Moody's.

        REPURCHASE AGREEMENTS: A repurchase agreement is an instrument under which the Fund acquires a security from the seller who agrees, at the time of the sale, to repurchase the security at a predetermined time and price, thereby determining the yield during the Fund's holding period. That yield is established by reference to current short-term rates and may be more or less than the interest rate on the underlying security. The value of the underlying security is marked-to-market daily. If the value of the underlying security declines, the seller would be required to provide the Fund with additional securities so that the aggregate value of the underlying securities was at least equal to the repurchase price.

        The Fund may also enter into a special type of repurchase agreement known as an "open repurchase agreement." An open repurchase agreement varies from the typical agreement in the following respects: (1) the agreement has no set maturity, but instead matures upon 24 hours' notice to the seller; and (2) the repurchase price is not determined at the time the agreement is entered into, but instead is based on a variable interest rate and the duration of the agreement.

        Repurchase agreements maturing in more than seven days will not exceed 10% of the net assets of the Fund, and no more than 25% of the net assets of the Fund may be invested in repurchase agreements in which the underlying securities have maturities in excess of one year, although there is no limit to the percentage of the Fund's assets which may be invested in repurchase agreements that mature in seven days or less and have underlying securities with maturities of one year or less. Net assets are taken at market value at the time of purchase for purposes of the foregoing limitations. Open repurchase agreements are considered to mature in one day.

        If a seller of a repurchase agreement were to default, the Fund might experience losses, including delays and expenses in enforcing its rights. To minimize this risk, the investment adviser (under the review of the Board of Directors) will review the creditworthiness of the seller, and must find such creditworthiness satisfactory before the Fund may enter into the repurchase agreement. Repurchase agreements may be entered into with banks or securities dealers and the underlying securities will consist only of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

        FLOATING AND VARIABLE RATE SECURITIES: The Fund may invest in instruments having rates of interest that are adjusted periodically or that float continuously or periodically according to formulas intended to minimize fluctuation in the value of the instruments ("Variable Rate Securities"). The interest rate on a Variable Rate Security is ordinarily determined by reference to, or is a percentage of, a specified market rate such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed rate obligations. Some Variable Rate Securities have a demand feature ("Variable Rate Demand Securities") entitling the purchaser to resell the securities at an amount approximately equal to the principal amount thereof plus accrued interest. As in the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some specified market rate intended to minimize fluctuation in the value of the instruments. Some of these Variable Rate Demand Securities are unrated, their transfer is restricted by the issuer and there is little, if any, secondary market for the securities. Thus, any inability of the issuers of such securities to pay on demand could adversely affect the liquidity of these securities. The Fund determines the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission rules which allow the Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

        WHEN-ISSUED OR DELAYED DELIVERY TRANSACTIONS: From time to time, in the ordinary course of business, the Fund may purchase newly-issued securities on a "when-issued" basis and may purchase or sell securities on a "delayed delivery" basis. When-issued or delayed delivery transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery to take place at a future date. These transactions allow the Fund to lock in an attractive purchase price or yield on a security it intends to purchase or an attractive sale price on a security it intends to sell. Normally, settlement occurs within one month of the purchase or sale. During the period between purchase or sale and settlement, no payment is made or received by the Fund and, for delayed delivery purchases, no interest accrues to the Fund. The Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but it reserves the right to sell such securities before the settlement date if deemed advisable.

        At the time the Fund makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining its net asset value. Likewise, at the time the Fund makes the commitment to sell a security on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the security sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The market value of the when-issued or delayed delivery securities at any time may be more or less than the purchase price to be paid or the sale price to be received at the settlement date. To the extent that the Fund engages in when-issued or delayed delivery transactions, it will do so for the purpose of acquiring or selling securities consistent with its investment objectives and policies and not for the purpose of investment leverage or to speculate on interest rate changes.

        The investment adviser does not believe that the Fund's net asset value or income will be adversely affected overall by the purchase of securities on a when-issued or delayed delivery basis. The Fund will establish a segregated account with its custodian bank in which it will maintain cash or U.S. Government securities or other high-grade debt obligations at least equal in value to commitments to purchase securities on a when-issued or delayed delivery basis; subject to this requirement, the Fund may purchase securities on a when-issued or delayed delivery basis without limit. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income. In the case of a commitment to sell securities on a delayed delivery basis, the Fund will instruct the custodian to hold the Fund securities themselves in a segregated account while the commitment is outstanding.


    Stability of principal is a primary investment objective of the Fund and, while the types of money market securities in which the Fund invests generally are considered to have low principal risk, such securities are not completely risk free. There is some risk that issuers will fail to meet their principal and interest obligations on a timely basis; therefore there can be no guarantee that the Fund will achieve its objective or that it will maintain a net asset value of $1.00 per share. The net asset value of $1.00 per share has, however, been maintained by the Fund since its inception. Thus, no shareholder has ever lost any principal from an investment in the Fund.


    The Fund has adopted a number of restrictions and policies relating to the investment of its assets and its activities that are fundamental and may not be changed without the approval of the holders of a

"majority of the Fund's outstanding voting securities" as such term is defined in the Investment Company Act of 1940. A complete list of these investment restrictions and policies is contained in the Fund's Statement of Additional Information.

--------------------------------------------------------------------------------
HOW TO
BUY
SHARES
---------


    The Fund's shares are sold at their net asset value next determined after an order and payment are received in the form described below. Purchase orders in proper form received by wire transfer will be effected at the next determined net asset value. If you invest by mail, purchase orders in proper form will be effected at the net asset value next determined after the funds have been converted into Federal Funds, normally one full business day after receipt. The Fund is generally open for business, and its net asset value is computed, on each day the New York Stock Exchange is open for trading (except the Fridays after Christmas Day and Thanksgiving Day). The Fund reserves the right to reject any purchase order and to change the minimum purchase requirements at any time.


INITIAL PURCHASE

    The minimum initial purchase is $500, except there is no minimum initial investment for retirement accounts and accounts opened under bona fide payroll deduction plans. There is no sales charge. An Application may be obtained from the Fund or from a registered representative of FBL Marketing Services, Inc. The proper form for initial purchase orders is as follows:

By Mail:

    Complete the Application and mail it with your check payable to "FBL Money Market Fund, Inc." to: FBL Money Market Fund, Inc., 3820 109th Street, Des Moines, Iowa 50391-7003.

By Wire:

    Call our toll free number (800) 247-4170 (in Iowa call toll free (800) 422-3175, or in the Des Moines metropolitan area call 225-5586) to obtain an Account Number and to provide the Fund with your name, address and social security or tax identification number. Then, simply instruct your bank to "wire transfer" funds to: BANKERS TRUST COMPANY, ABA #021001033, DDA ACCOUNT #00220644 FBL MONEY MARKET FUND, INC., FOR FURTHER CREDIT TO YOUR ACCOUNT REGISTRATION AND ACCOUNT NUMBER. Finally, complete the Application and mail it to the Fund at the address listed above under "Initial Purchase--By Mail."

SUBSEQUENT PURCHASES

    The proper form for subsequent purchase orders is as follows:

By Mail (no minimum):

    Send the Fund a check payable to the Fund accompanied by a letter indicating the dollar value of the shares to be purchased, the account number and the registered owner(s).

By Wire (no minimum):

    Instruct your bank to "wire transfer" funds as outlined above under "Initial Purchase--By Wire."

--------------------------------------------------------------------------------
                                                                          HOW TO
                                                                          REDEEM
                                                                          SHARES
                                                                       ---------


    Upon receipt of an executed redemption request in proper form as described below, the Fund will redeem shares at their next determined net asset value. The Fund intends to pay redemption proceeds within one business day after receipt of an executed redemption request in proper form. If shares to be redeemed were purchased by check, the Fund may delay transmittal of redemption proceeds until it has determined that the check has cleared, which may take up to 15 days from the purchase date. SHAREHOLDERS MAY NOT USE EXPEDITED REDEMPTION PROCEDURES (DRAFT OR TELEPHONE REDEMPTION) IF SHARES WERE PURCHASED BY CHECK UNTIL THE SHARES BEING REDEEMED HAVE BEEN ON THE FUND'S BOOKS FOR AT LEAST 4 BUSINESS DAYS. There is no such delay when redeeming shares that were purchased by wire.


    Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem an account which an investor has reduced to a value of less than $500. A shareholder will be notified accordingly and permitted 60 days to make additional share purchases before the liquidating redemption is processed.

By Mail (no minimum):

    Send a letter to the Fund, 3820 109th Street, Des Moines, Iowa 50391-7003, requesting redemption of either the number or dollar value of shares to be redeemed. The letter must be signed exactly as the account is registered. On a jointly owned account, all owners must sign. SIGNATURES OF ACCOUNT OWNERS MUST BE GUARANTEED BY A COMMERCIAL BANK, TRUST COMPANY, MEMBER OF A STOCK EXCHANGE, SAVINGS AND LOAN ASSOCIATION OR SAVINGS BANK, OTHER ELIGIBLE FINANCIAL INSTITUTION, OR A REGISTERED REPRESENTATIVE OF FBL MARKETING SERVICES, INC. OR FBL INVESTMENT ADVISORY SERVICES, INC., and shall include such other documentation of authority as the Fund deems necessary in the case of estates, trusts, guardianships, corporations, unincorporated associations and pension and profit sharing plans. THE FUND CANNOT ACCEPT GUARANTEES FROM NOTARIES PUBLIC.

By Draft (no minimum):

    A shareholder may redeem shares by writing drafts drawn on Norwest Bank Iowa, N.A., payable to the order of any person in any amount. A shareholder wishing to use this method of redemption must complete the appropriate portion of the Application including a signature card. Drafts can be ordered by the shareholder, for a charge of $12.00 per 175 drafts ordered, after all necessary application forms have been received in proper form. The cost of the drafts ordered by the shareholder will be collected by redemption of shares, or fractions thereof, from the shareholder's account. If the entire account is redeemed by draft, dividends credited to that account from the beginning of the month through the day of redemption will be paid by a separate check mailed to the address of record. Payment of drafts is subject to acceptance by the Fund, and the Fund may refuse to honor drafts whenever the right of redemption has been suspended or postponed, or whenever the shareholder's account is otherwise impaired. When the draft is presented for payment and accepted, a sufficient number of shares in the account will be redeemed to pay the amount of the draft. When a draft is presented to redeem Fund shares in excess of the value of the account OR TO REDEEM SHARES PURCHASED BY CHECK WITHIN 4 BUSINESS DAYS, the draft will be returned marked "insufficient funds" and a service charge of $10.00 will be levied on all drafts so marked. Redemption by draft is not available for Retirement Accounts.

    Copies or cleared drafts may be obtained by calling the Fund at our toll-free number (800) 247-4170 (in Iowa call toll-free (800) 422-3175, or in the Des Moines metropolitan area call 225-5586), or by writing a letter to the Fund. The first five copies of drafts per year will be provided at no charge to the shareholder; thereafter, there will be a charge of $3 per copy. The costs of the copies will be collected by redemption of shares, or fractions thereof, from the shareholder's account.

By Telephone ($1,000 minimum):

    Shareholders may redeem shares by telephone. The proceeds of shares so redeemed will be sent by check to the shareholder of record at the address of record. A shareholder wishing to use this method of redemption must complete the appropriate portions of the Application and it must be on file with the Fund. All applications for telephone redemption must have signatures guaranteed by a commercial bank, trust company, member of a stock exchange, savings and loan association or savings bank, other eligible financial institution, or a registered representative of FBL Marketing Services, Inc. or FBL Investment Advisory Services, Inc., and shall include such other documentation of authority as the Fund deems necessary in the case of estates, trusts, guardianships, corporations, unincorporated associations and pension and profit sharing plans. THE FUND CANNOT ACCEPT GUARANTEES FROM NOTARIES PUBLIC. Once the completed form is on file, the Fund will honor redemption requests by ANY PERSON by telephone, using the toll free numbers listed on the cover page, telegraph or other methods without a signature guarantee from the shareholder or any other person. Proceeds may also be paid to the shareholder by wire transfer, but only to the bank and account on file as designated by the shareholder, which must be a domestic commercial bank that is a member of the Federal Reserve System. Although the Fund does not charge for wiring funds, the shareholder will be responsible for wire fees, if any, charged by the receiving bank. The Adviser employs procedures designed to confirm that instructions communicated by telephone are genuine, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmations of instructions. To the extent such procedures are reasonably designed to prevent unauthorized or fraudulent instructions neither the Adviser nor the Fund would be liable for any losses from unauthorized or fraudulent instructions. The Fund reserves the right to terminate this telephone redemption privilege at any time. This procedure is not available for Retirement Accounts.

--------------------------------------------------------------------------------
OTHER
SHAREHOLDER
SERVICES
----------------

    The Fund offers a number of shareholder services designed to facilitate investment in its shares. Full details as to each of such services and copies of the various plans described below can be obtained from the Fund.


PERIODIC WITHDRAWAL PLAN



    A shareholder who owns $5,000 or more of Fund shares in a single account may establish a Periodic Withdrawal Plan to provide for regular monthly, quarterly or annual payments of a fixed dollar amount or fixed percent of the account balance ($100 annual minimum) to be sent to the shareholder or a designated payee. (Account balance and withdrawal limitations may be waived if the plan is established using life expectancy factors to calculate a required minimum distribution.) Fund shares held in the shareholder's account having a net asset value of the amount of the requested payment will be redeemed on or around the fifth business day before the end of the applicable month and a check will be mailed to the investor within seven days thereafter.


AUTOMATIC INVESTMENT PLAN



    A shareholder may elect to participate in the Fund's automatic investment plan. This plan enables a shareholder to automatically purchase shares of the Fund on a monthly basis. A minimum initial investment of $50 per account is required to establish an automatic investment plan. Minimum monthly investments of $25 per account are necessary to maintain the plan. The Fund will debit the shareholder's financial institution account and subsequently purchase shares of the Fund having a net asset value of the amount of the requested deposit on or around the 16th day of the month. Shareholders interested in this plan must complete an automatic investment form available from the Fund. If a shareholder has elected to participate in the Automatic Investment Plan, and all shares of an account with that option are exchanged for shares of any portfolio of FBL Series Fund, Inc., the Automatic Investment Plan will continue under the account(s) to which the shares were exchanged, until such time as that fund is notified in writing to discontinue the Plan.



EXCHANGE PRIVILEGE



    A shareholder may exchange all or some Fund shares for shares of any portfolio of FBL Series Fund, Inc., provided the accounts have like registrations, if that fund's shares are eligible for sale in the shareholder's state of residence. FBL Series Fund, Inc. currently offers six portfolios: Value Growth Portfolio, High Grade Bond Portfolio, High Yield Bond Portfolio, Managed Portfolio, Money Market Portfolio and Blue Chip Portfolio. A prospectus for FBL Series Fund, Inc. may be obtained by writing or calling that fund at the same address or phone numbers as shown on the cover page of this prospectus. Traditional Shares of that fund are subject to a contingent deferred sales charge of up to 5%, as described in its prospectus. Exchanges may be for any amount, except that if a new account is established by the exchange privilege, an application for that account must be completed and mailed to the fund, and the minimum initial purchase amount must be met. Exercise of the exchange privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a gain or loss may be realized by the shareholder. Shareholders of the Fund interested in exercising the exchange privilege must first obtain a prospectus and an exchange form from the Fund. Once the completed exchange form is on file with the Fund, exchanges may be authorized by telephone (by ANY PERSON) or by letter. This privilege may be modified or terminated by the Fund at any time.


    A shareholder may also request exchanges to any portfolio of FBL Series Fund, Inc. on a monthly or quarterly basis using the automatic exchange privilege. Automatic exchanges occur on the 20th day of the month of the elected schedule or the following business day if the 20th is a holiday or weekend day. Shareholders interested in the automatic exchange privilege must first obtain a prospectus and an automatic exchange form from that fund. Automatic exchanges are subject to the considerations listed in the above paragraph.


RETIREMENT PLANS



    Eligible shareholders of the Fund may participate in a variety of qualified retirement plans which are available from FBL Investment Advisory Services, Inc. Some of the plans currently offered are: Self-Employed Individual Retirement Plans (Keogh Plans), Individual Retirement Accounts (IRAs), Simplified Employee Pension Plans (SEPs), Savings Incentive Match Plans for Employees (SIMPLEs) retirement plans, Tax Sheltered 403(b) Plans, Corporate Pension and Profit Sharing Plans, and Public Employer Deferred Compensation Plans. The initial investment to establish any such plan, and subsequent investments, may be in any amount (subject to plan limitations). Investors Fiduciary Trust Company ("IFTC") of Kansas City, Missouri serves as custodian and provides the required services for Keogh Plans, IRAs, SEPs, SIMPLEs and Corporate Pension and Profit Sharing Plans. A custodial fee, currently $10.00, will be collected annually by redemption of shares, or fractions thereof, from each participant's account(s). FBL Investment Advisory Services, Inc. performs plan services for IFTC for a portion of the fee. Information with respect to these plans is available upon request from the Fund.

    Trustees of qualified retirement plans and 403(b)(7) custodial accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from IRAs or any part of a distribution which is transferred directly to another qualified retirement plan, 403(b)(7) account or IRA. Shareholders should consult their tax advisers regarding this 20% withholding requirement.

--------------------------------------------------------------------------------
NET
ASSET
VALUE
-------


    The net asset value per share of the Fund is determined as of the earlier of 3:00 p.m. (Central Time) or the close of the New York Stock Exchange on each day the Exchange is open (except the Fridays after Christmas Day and Thanksgiving
Day) and on each other day on which there is sufficient trading in the Fund's investments that it might affect the net asset value, except that the net asset value will not be computed on a day when no orders for purchase or redemption of shares are received. If the Fund offices should be closed because of a weather-related or comparable type of emergency, and the Fund is unable to segregate orders and redemption requests received on the emergency closed day, then the Fund will price those orders and redemptions at the net asset value next determined. The net asset value per share is computed by dividing the total value of the Fund's securities and other assets, less liabilities (including dividends payable), by the number of Fund shares outstanding. The Fund seeks to maintain a constant net asset value per share of $1.00. The Fund's total assets are determined by valuing the portfolio securities at amortized cost pursuant to Rule 2a-7 under the Investment Company Act.


--------------------------------------------------------------------------------
MANAGEMENT
OF THE
FUND
---------------


BOARD OF DIRECTORS



    The Fund has a board of seven directors, four of whom are not "interested persons" of the Fund as defined in the Investment Company Act. The Board of Directors is responsible for the overall supervision of the operations of the Fund and the performance of the various duties imposed on the directors of investment companies by the Investment Company Act. The Board of Directors elects officers of the Fund annually.



INVESTMENT ADVISER AND UNDERWRITER


    FBL Investment Advisory Services, Inc. ("FBL" or "Adviser"), 5400 University Avenue, West Des Moines, Iowa 50266, acts as the Fund's investment adviser, manager and principal underwriter and is sole distributor of the Fund's shares. FBL has served as the Fund's investment adviser, manager and underwriter since the Fund commenced operations in 1981. FBL is an indirect subsidiary of FBL Financial Group, Inc., an Iowa corporation. The following individuals are officers and/or directors of both

FBL and the Fund: Stephen M. Morain, Thomas R. Gibson, Timothy J. Hoffman, Dennis M. Marker, James W. Noyce, William J. Oddy, Richard D. Warming, Sue A. Cornick, Kristi Rojohn and Elaine A. Followwill. The Adviser also acts as an investment adviser to individuals, institutions and two other investment companies: FBL Series Fund, Inc. and FBL Variable Insurance Series Fund. Personnel of the Adviser also manage investments for the portfolios of insurance companies.



    The Adviser handles the investment and reinvestment of the Fund's assets, and is responsible for the overall management of the Fund's business affairs, subject to the supervision of the Board of Directors. As compensation for the advisory and management services provided by the Adviser, the Fund has agreed to pay the Adviser an annual management fee of .25% of the average daily net assets accrued daily and payable monthly.



SHAREHOLDER SERVICE, DIVIDEND DISBURSING AND TRANSFER AGENT


    FBL serves as the Fund's Shareholder Service, Dividend Disbursing and Transfer Agent for a separate fee. FBL in turn has contracted with DST Systems, Inc., an unrelated party, to perform certain services incidental to the maintenance of shareholder accounts for a portion of the fee.


ACCOUNTING SERVICES


    The Fund has entered into an accounting services agreement with FBL pursuant to which FBL performs accounting services for the Fund. In addition, the agreement provides that FBL shall calculate the Fund's net asset value in accordance with the Fund's Prospectus and prepare for Fund approval and use various tax returns and other reports. For such services the Fund pays FBL an annual fee, payable monthly, of .05% of the Fund's average daily net assets, with the annual fee payable by the Fund not to exceed $30,000.

--------------------------------------------------------------------------------
                                                                       PORTFOLIO
                                                                    TRANSACTIONS
                                                               -----------------


    Purchases and sales of portfolio securities are normally principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There are usually no brokerage commissions paid by the Fund for such purchases and none were paid during the fiscal year ended July 31, 1997. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. The primary consideration in the allocation of transactions is the most favorable price and execution of orders.


--------------------------------------------------------------------------------
                                                                       DIVIDENDS
                                                                     -----------

    The Fund declares dividends of all its daily net investment income on each day the Fund's net asset value per share is determined. Dividends are payable monthly and are automatically reinvested and distributed on the last business day of each month in full and fractional shares of the Fund at the then current net asset value, unless a shareholder requests payment in cash; provided, however, that no cash payment will be made for dividends in an amount under $10. Any such dividend amount under $10 will be reinvested in shares of the Fund.

    If a shareholder has elected to receive dividends and/or capital gain distributions in cash, from an account that remains open, and the postal or other delivery service is unable to deliver those monies to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares, and the outstanding check will be voided and reinvested in the account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash, from an account that is subsequently closed, and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such check will remain outstanding until it is turned over to the appropriate state agency for escheat purposes. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


    Each non-qualified account shareholder will receive a monthly summary of account activity, including information on dividends paid or reinvested. Qualified account shareholders will receive a quarterly statement reflecting dividend activity. If the entire amount in an account is redeemed at any time during a month, dividends credited to that account from the beginning of the month through the day of redemption will be paid in addition to the proceeds of the redemption.

    The Fund's net investment income, for dividend purposes, consists of (1) accrued interest income, plus or minus amortized purchase discount or premium,
(2) plus or minus all short-term realized gains or losses and unrealized appreciation or depreciation on portfolio assets, and (3) minus all accrued expenses of the Fund. Expenses of the Fund are accrued daily. So long as the Fund's portfolio securities are valued at amortized cost there would be no unrealized appreciation or depreciation on portfolio securities.

--------------------------------------------------------------------------------
TAXES
------

    The Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income taxes to the extent that it distributes its taxable investment income and realized gains. Distributions of net income including any net short-term capital gains are taxable to shareholders as ordinary income, whether such distributions are taken in cash or reinvested in additional shares. Of course, such distributions are not taxable to shareholders who are not subject to income tax. Distributions from the Fund do not qualify for the "dividends received deduction" available to corporate shareholders. Distributions declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated for federal income tax purposes as paid on December 31 of the calendar year in which declared. Shareholders are advised to consult with their tax adviser. Statements as to the tax status of distributions to shareholders will be furnished to shareholders annually.

    The Fund is required by law to withhold 31% of taxable distributions to shareholders who do not furnish their correct social security or taxpayer identification number and in certain other circumstances.

--------------------------------------------------------------------------------
                                                                         GENERAL
                                                                     INFORMATION
                                                                 ---------------

ORGANIZATION OF THE FUND

    The Fund is a no-load, open-end, diversified management investment company incorporated under Maryland law on November 5, 1980. The Fund has authorized capital of 500,000,000 shares of capital stock, $0.001 par value per share. All shares of capital stock have equal voting rights and equal rights with respect to dividends, assets, liquidation and redemption. They are fully paid and non-assessable when issued and have no preemptive, conversion or exchange rights. The shares are transferable without restriction. Full and fractional shares may be issued and each fractional share has proportionately the same rights, including voting, as are provided for a full share.

SHAREHOLDER VOTING RIGHTS

    Under the Fund's corporate charter and by-laws, the Fund is not required to hold, and does not anticipate that it will hold, annual shareholders' meetings. However, it will hold special meetings of shareholders as required or deemed desirable for such purposes as electing directors, changing fundamental policies or approving an investment management agreement.

    Each member of the Board of Directors serves for a term of unlimited duration, subject to the right to remove a Director by the Board of Directors or the shareholders. The Board of Directors has the power to alter the number of directors and to appoint successor directors, provided that immediately after the appointment of any successor director, at least two-thirds of the directors have been elected by the shareholders of the Fund. However, if at any time less than a majority of the directors holding office has been elected by the shareholders, the directors are required to call a special meeting of shareholders for the purpose of electing directors to fill any existing vacancies on the Board.

    As used in this Prospectus and in the Statement of Additional Information, the phrase "majority of the Fund's outstanding voting securities" means the vote of the lesser of (i) 67% of the shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

REPORTS TO SHAREHOLDERS

    Shareholders will receive unaudited semi-annual financial statements and fiscal year-end financial statements audited by the Fund's independent auditors.

SHAREHOLDER INQUIRIES


    Shareholders may make inquiries either by contacting their registered representative or by writing or calling the Fund at the address or phone numbers as shown on the front cover. Copies of year-end account statements may be obtained by calling the Fund at our toll-free number (800) 247-4170 (in Iowa call toll-free (800) 422-3175, or in the Des Moines metropolitan area call 225-5586), or by writing a letter to the Fund. The prior year statement for regular accounts, and prior two year statements for fiduciary accounts, will be provided at no charge to the shareholder; thereafter, there will be a charge of $3 per copy. The costs of the copies will be collected by redemption of shares, or fractions thereof, from the shareholder's account. If the shareholder's account has been closed, the applicable fees must be remitted with the request.

INSTITUTIONAL ACCOUNTS

Please  execute the  applicable sections below  (all blanks  should be completed
with  the  requested  information  and  inappropriate  alternatives  should   be
deleted).

CORPORATION/ASSOCIATION
  I, ________________________________________, Secretary of
________________________, a (corporation) (unincorporated association), organized under the laws of ____________________________________________________
(the "Organization"), certify that the following resolutions have been adopted by the (board of directors) (trustees) (other managing body) of said Organization and are now in full force and effect:

  "RESOLVED, that the Organization establish an account in FBL Money Market Fund, Inc. (the "Fund") and purchase shares of the Fund from time to time, and the officers of this Organization are authorized to execute the Application for such account presented for approval (being the form on which this certificate is set forth) and select the draft redemption privilege and telephone redemption privilege related to such account in accordance with the terms on such Application;
  FURTHER RESOLVED, that any ______________ (insert number of signatures selected on the signature card) of the following officers of the Organization:
________________________________________________________________________________
_____________________________________________________ (insert titles) (is) (are)
authorized to execute drafts drawn pursuant to the Fund's draft redemption privilege and the Fund, Norwest Bank Iowa, N.A. (the "Bank"), FBL Investment Advisory Services, Inc. ("FBL") and their representatives are authorized to honor as genuine and authorized all redemption drafts drawn pursuant to said draft redemption privilege on behalf of the Organization signed with the actual or facsimile signatures of said officers as certified to the Fund by the Secretary of this Organization without inquiry as to the circumstances of their issue or the disposition of any proceeds;

  FURTHER RESOLVED, that in the case of facsimile signatures, redemption drafts bearing the facsimile specimens or signatures resembling the facsimile specimens may be honored as genuine and authorized regardless of by whom or by what means the facsimile signatures thereon have been affixed thereto;

  FURTHER RESOLVED, that any one of the aforesaid officers is authorized to act for the Organization in all other cases in connection with the account of the Organization with the Fund including providing instructions to the Fund, the Bank, FBL or their representatives;

  FURTHER RESOLVED, that these appointments and authorizations shall remain in effect and the Fund, the Bank, FBL and their representatives may act thereon until a revocation or modification thereof by this managing body, certified by the Secretary of this Organization, shall be delivered to FBL."

  The undersigned Secretary further certifies that the officers of this Organization listed on the signature card as persons authorized to sign drafts are now acting in the capacity listed and that the signatures of said persons set forth on the signature card are genuine and authorized.
  IN WITNESS WHEREOF, I have set my hand and the seal of this Organization this ____ day of ______________, 19____.
(SEAL) _____________________________
                           Secretary
--------------------------------------------------------------------------------

PARTNERSHIP/TRUST/FIDUCIARY

In connection with the establishment of an account with FBL Money Market Fund, Inc. (the "Fund") under the name _______________________________________________
_______________________, the undersigned certify that they are all of the (part-
ners)  (trustees) (other fiduciaries) under  the (partnership agreement) (trust)
(will) (court order) (other instrument) described as follows ___________________ _________________________________________________________________ (give detailed description and dates) and certify that they have full power and authority to establish an account with the Fund (the "Account") and to select the draft redemption and telephone redemption privileges in accordance with the Application to which this certification is attached. The undersigned further certify that the execution of the Application and the selection of the privileges noted above and the purchase from time to time of shares of the Fund in connection therewith have been duly authorized. The undersigned agree to be bound by the terms and conditions contained in the Application, signature card and the Fund's current prospectus. The undersigned agree that the persons listed on the signature card acting with the number of signatures indicated on said signature card are authorized to execute drafts drawn pursuant to the Fund's draft redemption privilege and the Fund, Norwest Bank Iowa, N.A. (the "Bank"), FBL Investment Advisory Services, Inc. ("FBL") and their representatives are authorized to honor as genuine and authorized all redemption drafts drawn pursuant to said draft redemption privilege in connection with the Account signed with the signatures of said persons described above as certified herein without inquiry as to the circumstances of their issue or the disposition of any proceeds. The undersigned certify that the signatures set forth on the front of the Application and signature card are genuine and authorized. The undersigned agree that any one of the aforesaid persons are authorized to act for the owner of the Account in all other cases, including providing instructions to the Fund, the Bank, FBL or their representatives. This certification shall remain in effect and the Fund, the Bank, FBL and their representatives may act in reliance thereon until a revocation or modification thereof certified to by the undersigned or their successors is delivered to FBL. All certifications and agreements herein are made jointly and severally.

Dated:
                               ----------------------------   ----------------------------
                               Signature                      Title or Capacity

                               -----------------------------  -----------------------------
                               Signature                      Title or Capacity

                               -----------------------------  -----------------------------
                               Signature                      Title or Capacity

APPLICATION FOR SHARES

                                               [LOGO]

                                                     FBL MONEY MARKET FUND, INC.

Please Complete and Mail to:
FBL Money Market Fund, Inc.
3820 109th Street
Des Moines, Iowa 50391-7003

If you have any questions, please call toll-free at 1-800-422-3175 (in Iowa) or 1-800-247-4170 (National).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DESIGNATE TYPE OF ACCOUNT & OWNER NAME(S)
/ / INDIVIDUAL OR JOINT ACCOUNT*
--------------------------------------------------------------
Owner's Name
------------------------------------------------------------------------------
Joint Owner's Name

*Joint tenants with Right of Survivorship. The Fund does not accept accounts registered tenants-in-common.

/ / CUSTODIAL ACCOUNT
   Uniform Gift or Transfer to Minors Act
------------------------------------------------------------------------------
Custodian's Name
------------------------------------------------------------------------------
Minor's Name
/ / TRUST, CORPORATION OF OTHER ENTITY ACCOUNT
------------------------------------------------------------------------------
Name of Trust, Corporation or Other Entity
------------------------------------------------------------------------------
Trustee(s') Name or Type of Entity
------------------------------------------------------------------------------
Date of Trust Agreement
PROVIDE YOUR TAX IDENTIFICATION NUMBER
------------------------------------------------------------------------------
Social Security or Tax ID Number
(Use minor's Social Security number for gifts/transfers to minors)
------------------------------------------------------------------------------
Joint Owner's or Custodian's Social Security or Tax ID Number
PROVIDE YOUR ADDRESS
------------------------------------------------------------------------------
Street or PO Box
------------------------------------------------------------------------------

------------------------------------------------------------------------------
City, State, Zip Code

PROVIDE YOUR DATE(S) OF BIRTH PROVIDE YOUR MEMBERSHIP NUMBER

---------------------------
----------------------------------
-------------------------------------------------------------------
INITIAL INVESTMENT
------------------------------------------------------------------------------
Amount ($500 minimum)
--------------------------------------------------------------------------------
TO REINVEST YOUR DISTRIBUTIONS
Your dividends and capital gains will be reinvested unless you indicate otherwise. (No cash payments will be made for dividends in an amount less than $10.)
    / / Cash Dividends        / / Cash Capital Gains

SPECIAL SHAREHOLDER PRIVILEGES

Expedited Redemption ($1,000 minimum)

/ / REDEMPTION BY TELEPHONE

I authorize FBL Investment Advisory Services, Inc. ("FBL") to honor telephone requests FROM ANY PERSON without signature guarantee for the redemption of Fund shares from my account. The proceeds shall be wired only to the account designated below or, if none, mailed to the address of record. This privilege will be terminated by the Fund without prior notice if FBL receives written notice from any account owner of revocation of this authority. SIGNATURE GUARANTEE REQUIRED.

------------------------------------------------------------------------------

Name of Bank (not a savings bank, savings & loan or credit union)

------------------------------------------------------------------------------

Address of Bank, City, State, Zip Code

------------------------------------------------------------------------------

Bank Account Number

------------------------------------------------------------------------------

Bank Routing Number

/ / REDEMPTION BY DRAFT (no minimum)

I authorize Norwest Bank Iowa, N.A. (the "Bank") to honor drafts drawn by me on the Bank and the redemption of a sufficient number of Fund shares to pay such drafts. This privilege is subject to the additional terms on the signature card.

    / / Enclosed is a completed signature card.

    / / Please send card for completion.

Please send information on the following:

    / / Exchange Between Funds


    / / Automatic Investment Plan

-------------------------------------------------------------------

TAX QUALIFIED PLANS ONLY

A qualified application must be submitted in addition to this form.


    / / SIMPLE             / / IRA   / / Education IRA



                                    (available January 1, 1998)



    / / Tax Deferred 403(b)  / / SEP  / / Roth IRA
                                    (available January 1, 1998)



    / / Qualified Pension and Profit Sharing


DESIGNATED BENEFICIARY

------------------------------------------------------------------------------

Primary Beneficiary

------------------------------------------------------------------------------

Social Security Number                                    Date of Birth

------------------------------------------------------------------------------

Contingent Beneficiary

------------------------------------------------------------------------------

Social Security Number                                    Date of Birth

------------------------------------------------------------------------------

Contingent Beneficiary

------------------------------------------------------------------------------

Social Security Number                                    Date of Birth

------------------------------------------------------------------------------


Spousal Consent of Non-Spouse Beneficiary


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SIGNATURES
By signing this form, I certify that:

I have received, read and agree to the terms of the prospectus for FBL Money Market Fund, Inc. I have the authority and legal capacity to purchase mutual fund shares, am of legal age in my state and believe each investment is suitable for me. Under penalties of perjury, I certify that the number shown on this form is a true and correct social security or tax identification number and, to the best of my knowledge, I am not subject to backup withholding.

------------------------------------------------------------------------------

Signature of Applicant

------------------------------------------------------------------------------

Signature of Joint Applicant

------------------------------------------------------------------------------

Rep's Signature                              Number

------------------------------------------------------------------------------

Date

SIGNATURE GUARANTEE*
Complete for Expedited Redemption Privilege
------------------------------------------------------------------------------

Signature Guaranteed By

------------------------------------------------------------------------------

Authorized Signature

*Signature guarantee must be supplied by a commercial bank, trust company, member of a securities exchange, savings and loan association or savings bank, other eligible financial institution, or a registered representative of FBL Marketing Services, Inc. or FBL Investment Advisory Services, Inc.


737-118A (12/97)   This application must be accompanied or preceded by a current prospectus.

                                              ----------------------------

                                                 Farm Bureau Mutual Funds

                                            FBL Money
                                            Market Fund, Inc.

[LOGO]
                                             PROSPECTUS
                                             DECEMBER 1, 1997

                                             INVESTMENT MANAGER AND
                                             PRINCIPAL UNDERWRITER
                                             FBL INVESTMENT ADVISORY
                                             SERVICES, INC.

                                             5400 UNIVERSITY AVENUE
                                             WEST DES MOINES, IA 50266
                                               1-800-247-4170 (OUTSIDE IOWA)
                                               1-800-422-3175 (IN IOWA)
                                                     225-5586 (DES MOINES)

FARM BUREAU MUTUAL FUNDS
5400 UNIVERSITY AVENUE          [LOGO]
WEST DES MOINES, IOWA 50266


    737-118(12/97)

                                     PART B

                            FARM BUREAU MUTUAL FUNDS

                          FBL MONEY MARKET FUND, INC.
                             5400 UNIVERSITY AVENUE
                          WEST DES MOINES, IOWA 50266
                                 (515) 225-5586

                      STATEMENT OF ADDITIONAL INFORMATION


                                DECEMBER 1, 1997



    This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of FBL Money Market Fund, Inc. (the "Fund") dated December 1, 1997. A copy of the Prospectus may be obtained without charge by writing or calling the Fund at the address and telephone number shown above.


                               TABLE OF CONTENTS


INVESTMENT RESTRICTIONS......................................................        B-2

OFFICERS AND DIRECTORS.......................................................        B-3

INVESTMENT OBJECTIVE AND POLICIES............................................        B-6

NET ASSET VALUE..............................................................        B-7

CALCULATION OF FUND'S YIELD..................................................        B-7

RETIREMENT PLANS.............................................................        B-8

REDEMPTIONS..................................................................        B-9

INVESTMENT ADVISER...........................................................       B-10

UNDERWRITING AND DISTRIBUTION................................................       B-11

OTHER INFORMATION............................................................       B-12

FINANCIAL STATEMENTS.........................................................       B-12

                            INVESTMENT RESTRICTIONS

    In seeking to achieve its investment objective as stated in the Prospectus, the Fund has adopted the following investment restrictions. The Fund will not:

        1. Purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's assets (taken at current value at the time of investment) would be invested in securities of that issuer.

        2. Purchase more than 10% of any class of securities of any issuer other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. (For this purpose, all outstanding debt securities of an issuer are considered one class.)

        3. Engage in puts, calls, straddles, spreads or any combination thereof; nor engage in margin purchases, except for use of short-term credits necessary for clearance of purchases and sales of portfolio securities.

        4. Make short sales of securities or maintain a short position in securities.

        5. Invest in real estate, including interests in real estate investment trusts (although it may invest in securities secured by real estate or interests therein or securities issued by companies which invest in real estate or interests therein) or invest in commodities or commodity contracts, including futures contracts.

        6. Invest more than 5% of the value of the Fund's total assets (taken at current value at the time of investment) in securities of issuers, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, which have a record of less than three years continuous operations, including predecessors.

        7. Purchase or retain the securities of any issuer if any of the officers or directors of the Fund or its investment adviser own individually more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

        8. Concentrate its investments in any one industry by investing 25% or more of the value of the Fund's total assets (taken at current value at the time of investment) in any one industry, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, obligations of banks or savings institutions, or instruments secured by these money market instruments, such as repurchase agreements for U.S. Government securities.

        9. Make loans to others (except through the purchase of debt obligations or repurchase agreements referred to under "Investment Objective and Policies" in the Prospectus). In addition, the Fund may not invest more than 10% of its net assets (taken at current value at the time of investment) in repurchase agreements maturing in more than seven days.

        10. Borrow money, except from banks for temporary or emergency purposes and in no event in excess of 10% of its gross assets taken at the lesser of cost or market or other fair value (the Fund will not borrow in order to increase income (leveraging) but may borrow to facilitate meeting redemption requests which might otherwise require untimely disposition of portfolio securities; interest paid on any such borrowings will reduce net investment income); nor will it pledge or mortgage more than 15% of its gross assets taken at cost, except in connection with permissible borrowings discussed immediately above; nor purchase money market instruments while any such permissible borrowings are outstanding.

        11. Act as an underwriter in securities. In this connection, the Fund will not invest more than 10% of the value of its total assets in securities (except repurchase agreements) which are subject to legal or contractual restrictions on resale, or are not readily marketable.

        12. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization.

        13. Invest in companies for the purpose of exercising management or control.

        14. Purchase any common stocks or other equity securities, or securities convertible into stock.

        15. Issue senior securities.

    The investment restrictions described above are fundamental and may not be changed without the approval of the lesser of (i) 67% of the shares represented at the meeting of the shareholders at which the holders of 50% or more of the shares are represented in person or by proxy or (ii) more than 50% of the outstanding voting securities.

    In addition, the Fund may not: (a) purchase securities which are subject to legal or contractual restrictions on resale in excess of 5% of the value of the Fund's net assets; (b) invest in interests in oil, gas or other mineral exploration or development programs or invest in oil, gas, or other mineral leases; (c) pledge, mortgage or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities would exceed 10% of the Fund's total net assets; or (d) invest in real estate limited partnerships. These restrictions, (a) through (d), may be changed by the Board of Directors without shareholder approval.

                             OFFICERS AND DIRECTORS

    The officers and directors of the Fund, their age and their principal occupations for the past five years are set forth below, though corporate positions may, in some instances, have changed during this period. The address of the officers of the Fund is 5400 University Avenue, West Des Moines, Iowa 50266. The directors listed with an asterisk are "interested persons" of the Fund as defined in the Investment Company Act of 1940.


EDWARD M. WIEDERSTEIN*, PRESIDENT AND DIRECTOR (49)



    Farmer; Chairman and Director, FBL Financial Group, Inc., President and Director, Iowa Farm Bureau Federation, Farm Bureau Life Insurance Company, FBL Insurance Brokerage, Inc., Farm Bureau Mutual Insurance Company and other affiliates of the foregoing; Director, Western Ag Insurance Agency, Inc., Western Farm Bureau Life Insurance Company, Western Agricultural Insurance Company, American Agricultural Insurance Company and Multi-Pig Corporation.



RICHARD D. HARRIS*, SENIOR VICE PRESIDENT, SECRETARY-TREASURER AND DIRECTOR (53)



    Senior Vice President, Secretary-Treasurer and Director, FBL Financial Group, Inc.; Senior Vice President and Secretary-Treasurer, Farm Bureau Life Insurance Company and other affiliates of the foregoing; Executive Director and Secretary-Treasurer, Iowa Farm Bureau Federation; Senior Vice President and Assistant Secretary-Treasurer, South Dakota Farm Bureau Mutual Insurance Company; Vice President and Treasurer, Farm Bureau Management Corporation; former Director, Public Policy Division, Iowa Farm Bureau Federation; Director, Iowa FFA Foundation and Iowa Make-A-Wish Foundation.



THOMAS R. GIBSON, CHIEF EXECUTIVE OFFICER (53)



    Chief Executive Officer and Director, FBL Financial Group, Inc., FBL Investment Advisory Services, Inc. and FBL Marketing Services, Inc.; Chief Executive Officer, Farm Bureau Life Insurance Company, Western Farm Bureau Life Insurance Company, Farm Bureau Mutual Insurance Company and other affiliates of the foregoing.



STEPHEN M. MORAIN, SENIOR VICE PRESIDENT, GENERAL COUNSEL AND ASSISTANT
  SECRETARY (52)



    General Counsel and Assistant Secretary, Iowa Farm Bureau Federation; General Counsel, Secretary and Director, Farm Bureau Management Corporation; Senior Vice President, General Counsel
    and Director, FBL Financial Group, Inc., FBL Investment Advisory Services, Inc. and FBL Marketing Services, Inc.; Senior Vice President and General Counsel, Farm Bureau Life Insurance Company, Western Farm Bureau Life Insurance Company and other affiliates of the foregoing; Director, Computer Aided Design Software, Inc. and Iowa Business Development Finance Corporation; Chairman, Edge Technologies, Inc.



TIMOTHY J. HOFFMAN, VICE PRESIDENT (47)



    Chief Property/Casualty Officer, FBL Financial Group, Inc.; Vice President, Farm Bureau Life Insurance Company, Western Farm Bureau Life Insurance Company and other affiliates of the foregoing; Executive Vice President and General Manager, Farm Bureau Mutual Insurance Company and other affiliates of the foregoing; Vice President and Director, FBL Marketing Services, Inc. and FBL Investment Advisory Services, Inc.



WILLIAM J. ODDY, CHIEF OPERATING OFFICER (53)



    Chief Operating Officer, FBL Financial Group, Inc.; Executive Vice President and General Manager, Farm Bureau Life Insurance Company, Western Farm Bureau Life Insurance Company and other affiliates of the foregoing; Vice President, Farm Bureau Mutual Insurance Company and other affiliates of the foregoing. President, Treasurer and Director, Communications Providers, Inc.; Chief Operating Officer and Director, FBL Marketing Services, Inc.; President and Director, FBL Investment Advisory Services, Inc., FBL Real Estate Ventures, Ltd. and RIK, Inc; Chief Executive Officer, Western Computer Services, Inc.



RICHARD D. WARMING, CHIEF INVESTMENT OFFICER (64)



    Chief Investment Officer and Assistant Treasurer, FBL Financial Group, Inc., Farm Bureau Life Insurance Company, Western Farm Bureau Life Insurance Company and other affiliates of the foregoing; President and Director, FBL Leasing Services, Inc.; Chief Investment Officer and Director, FBL Investment Advisory Services, Inc. and FBL Marketing Services, Inc.; Vice President, Secretary and Director, RIK, Inc.; Secretary and Director, FBL Real Estate Ventures, Ltd.



JAMES W. NOYCE, VICE PRESIDENT, CHIEF FINANCIAL OFFICER (41)



    Chief Financial Officer, FBL Financial Group, Inc., Farm Bureau Life Insurance Company, Western Farm Bureau Life Insurance Company and other affiliates of the foregoing; Vice President, Treasurer and Director, FBL Leasing Services, Inc. and RIK, Inc.; Chief Financial Officer, Treasurer and Director, FBL Investment Advisory Services, Inc. and FBL Marketing Services, Inc.; Treasurer and Director, FBL Real Estate Ventures, Ltd.



DENNIS M. MARKER, INVESTMENT VICE PRESIDENT, ADMINISTRATION AND ASSISTANT
  SECRETARY (46)



    Investment Vice President, Administration, FBL Financial Group, Inc. and Farm Bureau Life Insurance Company; Vice President and Director, FBL Leasing Services, Inc; Investment Vice President, Administration, Secretary and Director, FBL Investment Advisory Services, Inc. and FBL Marketing Services, Inc.



SUE A. CORNICK, MARKET CONDUCT AND MUTUAL FUNDS VICE PRESIDENT AND ASSISTANT
  SECRETARY (37)


    Market Conduct and Mutual Funds Vice President and Assistant Secretary, FBL Investment Advisory Services, Inc. and FBL Marketing Services, Inc.

KRISTI ROJOHN, ASSISTANT SECRETARY (34)



    Assistant Mutual Funds Manager and Assistant Secretary, FBL Investment Advisory Services, Inc. and FBL Marketing Services, Inc.



ELAINE A. FOLLOWWILL, ASSISTANT SECRETARY (27)


    Compliance Assistant and Assistant Secretary, FBL Investment Advisory Services, Inc. and FBL Marketing Services, Inc.


DONALD G. BARTLING, DIRECTOR (70)
  Box 104
  Herman, Nebraska 68029


    Farmer; Partner, Bartling Brothers Partnership (farming business); Director, Papio Missouri River Natural Resources District.


JOHN R. GRAHAM*, DIRECTOR (52)
  1512 Country Club Place
  Manhattan, Kansas 66502


    Executive Vice President, Kansas Farm Bureau, Kansas Farm Bureau Services, Kansas Agricultural Marketing Association, FB Services Insurance Agency, Kansas Farm Bureau Life Insurance Company, The Farm Bureau Mutual Insurance Company, Inc., Kansas Farm Bureau Reinsurance Company, Inc. and KFB Insurance Company, Inc.; Chairman, Chief Executive Officer and Director, FB Capital Management, Inc. of Kansas; Director, National Association of Independent Insurers, Didde Corporation and Farm Bureau Mutual Insurance Agency of Kansas; Partner, Arthur-Graham Rental Properties, CM Brass and G&H Real Estate Investments; Trustee, Master Teacher Employee Benefit Pension Trust.


ERWIN H. JOHNSON, DIRECTOR (54)
  1841 March Avenue
  Charles City, Iowa 50616



    Farmer; Owner and Manager, Center View Farms Co.; Director, First Security Bank and Trust Co., Charles City, Iowa; Farm Associate, Iowa State University Cooperative Extension Service; Voting Delegate, former President and Director, Floyd County Farm Bureau, Financial and Farm Management Consultant; Iowa State University Overseas Projects.



KENNETH KAY, DIRECTOR (54)
  R.R. 2; Box 75
  Atlantic, IA 50022


    Farmer; Salesman, Pioneer Seed Corn; Voting Delegate, Vice President and former President, Cass County Farm Bureau; Director, First Whitney Bank and Trust; Board Member, Transportation Committee Chairman, Cass Atlantic Development Corporation.


CURTIS C. PIETZ, DIRECTOR (66)
  R. R. 3, Box 79
  Lakefield, Minnesota 65150



    Farmer; Director and Part Owner, Storden Seed and Chemical Service, Inc.; Director, Minnesota Rural Finance Authority; former Program Evaluator, Minnesota Department of Vocational Education; former President, Jackson County Farm Bureau; Former Chairman and Director, Southwest Farm Management Association; Director, F.C.S.

    The officers and directors of the Fund also serve in similar capacities as officers and directors of FBL Series Fund, Inc. and as officers and trustees of FBL Variable Insurance Series Fund. Several of the officers and directors of the Fund are also officers and directors of the Adviser. The Fund pays no direct remuneration to any officer of the Fund. Each of the directors who is not affiliated with the Adviser receives a fee of $115 plus expenses from the Fund for each directors' meeting attended. For the fiscal year ended July 31, 1997, directors' fees paid by the Fund totalled $2,185.



    The following table sets forth the compensation received by all Directors of the Fund for the fiscal year ended July 31, 1997. The information in the last column of the table sets forth the total compensation received by all Directors for calendar year 1996 for services as a Director of the Fund and other funds in the FBL Family.



                                  AGGREGATE      PENSION AND RETIREMENT   TOTAL COMPENSATION
                              COMPENSATION FROM    BENEFITS ACCRUED AS     FROM ALL FUNDS IN
NAME OF DIRECTOR                  THE FUND        PART OF FUND EXPENSES     THE FBL FAMILY
----------------------------  -----------------  -----------------------  -------------------
Donald G. Bartling                $     460                     0              $   1,380
John R. Graham                            0                     0                    690
Richard D. Harris                         0                     0                      0
Erwin H. Johnson                        460                     0                  1,380
Ann Jorgensen (1)                       345                     0                  1,380
Kenneth Kay                             345                     0                  1,035
Eugene R. Maahs (2)                       0                     0                      0
Stephen M. Morain (3)                     0                     0                      0
Dale W. Nelson (4)                      115                     0                  1,035
Curtis C. Pietz                         460                     0                  1,380
Edward M. Wiederstein                     0                     0                      0


------------------------


(1) Resigned as a Director of the Fund effective June 12, 1997.



(2) Resigned as a Director of the Fund effective August 31, 1996.



(3) Resigned as a Director of the Fund effective July 9, 1997.



(4) Resigned as a Director of the Fund effective August 15, 1996.



    As of November 10, 1997, the directors and officers as a group owned of record or beneficially .625% of the then outstanding shares of the Fund, and FBL Investment Advisory Services, Inc., 5400 University Avenue, West Des Moines, Iowa, the Fund's investment adviser, owned of record and beneficially 7.05% of the Fund's outstanding shares.


                       INVESTMENT OBJECTIVE AND POLICIES

    The following information supplements the information set forth in the Prospectus under the caption "INVESTMENT OBJECTIVE AND POLICIES."

    It is the Fund's intention, as a general policy, to hold securities to maturity. Nevertheless, the Fund may sell portfolio securities prior to maturity in order to realize gains or losses or to shorten the average maturity and may reduce or withhold dividends if it deems such actions appropriate to maintain a stable net asset value. In addition, the Fund may attempt, from time to time, to increase its yield by trading to take advantage of variations in the markets for short-term money market instruments. Redemptions of Fund shares could also necessitate the sale of portfolio securities at times when such sales would not be otherwise desirable. While the Fund intends to invest in high quality money market instruments, these investments are not entirely without risk. An increase in interest rates will generally reduce the market value of the Fund's portfolio investments and a decline in interest rates will generally increase the value of the Fund's portfolio investments. Securities which are not issued or guaranteed by the U.S. Government are subject to the possibility of default by the issuer. Those obligations having the maximum degree of security tend to have proportionately lower yields. Since the Fund's assets will be invested in securities with short maturities and the Fund will manage its portfolio as described above, the Fund's portfolio of money market instruments may be expected to turn over several times a year. Since securities with maturities of less than one year are excluded from required portfolio turnover calculations, the Fund's portfolio turnover rate for reporting purposes is zero. Of course, there can be no assurance that the Fund will achieve its objective.


                                NET ASSET VALUE


    The net asset value per share of the Fund is determined as of the earlier of the close of the New York Stock Exchange or 3:00 p.m. (Central Time), on each day the Exchange is open for business, except the Fridays after Christmas Day and Thanksgiving Day, and on each other day on which there is a sufficient degree of trading in the Fund's investments that it might affect the net asset value, except that the net asset value will not be computed on a day when no orders for purchase or redemption of shares are received. If the Fund offices should be closed because of a weather-related or comparable type of emergency, and the Fund is unable to segregate orders and redemption requests received on the emergency closed day, then the Fund will price those orders and redemptions at the net asset value next determined. The Fund's net asset value is computed by dividing the total value of the Fund's securities and other assets, less liabilities (including dividends payable), by the number of Fund shares outstanding. The net asset value per share is ordinarily $1.00. The Fund's total assets are determined by valuing the portfolio securities at amortized cost, pursuant to Rule 2a-7 under the Investment Company Act of 1940. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold its portfolio securities. Under the direction of the Board of Directors, certain procedures have been adopted to monitor and stabilize the price per share. Calculations are made to compare the value of the Fund's portfolio valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for those instruments. If a deviation of 1/2 of 1% or more were to occur between the Fund's $1.00 per share net asset value and the net asset value calculated by reference to market valuations, or if there were any other deviation which the Board of Directors believed would result in dilution or other unfair results material to shareholders or purchasers, the Board of Directors would promptly consider what action, if any, should be initiated. The Fund reserves the right to calculate or estimate the net asset value more frequently than once a day if deemed desirable.


    The market value of debt securities usually reflects yields generally available on securities of similar quality. When yields decline, the market value of a portfolio holding higher yielding securities increases; and when yields increase, the market value of the portfolio invested at lower yields can be expected to decline. In addition, if the Fund has net redemptions at a time when interest rates have increased, the Fund may have to sell portfolio securities prior to maturity at a price below the Fund's carrying value. Also, because the portfolio generally will be valued at amortized cost rather than market, any yield quoted may be different if the entire portfolio were valued at market since amortized cost does not take market fluctuations into consideration.

                          CALCULATION OF FUND'S YIELD


    The Fund's yield is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. Under that method, the yield quotation is based on a seven-day period and is computed as follows: The Fund's net investment income per share (accrued interest on portfolio securities, plus or minus amortized premium or discount, less accrued expenses) is divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return") and the result is divided by seven and multiplied by 365. The resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation. The Fund's yield for the seven-day period ended July 31, 1997 was 4.04%.

    The Fund's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of the assumed compounding. The formula for the effective yield is (base period return +1) to the power of (365/7) - 1. The Fund's effective yield for the seven-day period ended July 31, 1997 was 4.12%.


    The Fund's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in the Fund will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in the Fund is held, but also on such matters as any realized gains and losses, unrealized appreciation and depreciation and changes in Fund expenses.

                                RETIREMENT PLANS

    The Fund offers a variety of retirement investment programs whereby contributions are invested in shares of the Fund, and any dividends (and capital gain distributions, if any) are reinvested in additional full and fractional shares of the Fund. The Fund has waived the minimum investment requirement for an account opened under any of these programs and subsequent investments can be in any amount (subject to plan limitations).

SELF-EMPLOYED INDIVIDUAL RETIREMENT PLANS


    The Fund has available for self-employed individuals a form of Paired Defined Contribution Plan, Trust Agreement and related Custodial Agreement (Keogh Plan) under IRS approved prototypes. A self-employed individual has complete discretion to make his or her own fee arrangements with the custodial bank of his or her selection, instead of using the custodian named herein on the terms described under "General" below. The maximum annual amount permitted as deductible contributions is generally the lesser of 25% of earned income from self-employment or $30,000. For purposes of the 25% limit of the previous sentence, currently no more than $160,000 of earned income may be considered. The $160,000 limit is increased from time to time by the Secretary of the Treasury to take into account increases in the cost of living. For further details, including the right of appointing a successor custodian, refer to the Plan, Trust Agreement and Custodial Agreement available from the Fund.


INDIVIDUAL RETIREMENT ACCOUNTS


    The Fund has available Individual Retirement Accounts (IRAs) under IRS approved prototypes. A full $2,000 deduction for IRA contributions is available only to (1) taxpayers who are not active participants in an employer-sponsored retirement plan and (2) taxpayers who are active participants in an employer-sponsored plan, but have adjusted gross income below a specified level. For these purposes, a taxpayer will generally be deemed to be an active participant in an employer-sponsored retirement plan if for any part of the taxable year either the employee or his or her spouse is an active participant under a qualified pension plan, a qualified profit sharing or money purchase plan, a 403(b) annuity program, a Simplified Employee Pension plan, or a government plan (other than a plan maintained for state and local employees under section 457 of the Internal Revenue Code). Married taxpayers filing a joint return who are active participants in an employer-sponsored plan may make a tax-deductible IRA contribution of up to $4,000 ($2,000 for each spouse) if their adjusted gross income is $40,000 or less. In order to receive the deduction, the combined compensation of both spouses must be equal to or greater than the combined amount. Between $40,000 and $50,000 of adjusted gross income, the IRA deduction is phased out. For single taxpayers who are active participants in an employer-sponsored plan, the $2,000 deductible IRA contribution is similarly phased out between $25,000 and $35,000 of adjusted gross income. To the extent the IRA deduction is reduced or eliminated by the phase-out rule, an individual may elect to make nondeductible IRA contributions that, when combined with the deductible contributions, may not exceed $2,000 ($4,000 for a spousal IRA). The income on the IRA contribution will not be taxed until withdrawn.

    For a period of seven days after establishment of an IRA Account and receipt of a disclosure statement, the investor may revoke his or her application and the full payment made to the Account will be returned. Form 5305-A, available from the Distributor, FBL Investment Advisory Services, Inc., 5400 University Avenue, West Des Moines, Iowa 50266, is to be used to establish an Account. The form should be consulted for detailed information, including circumstances under which redemption requests must be accompanied by a declaration of intent as to the disposition of the amount distributed.


SIMPLE RETIREMENT PLANS



    A SIMPLE retirement plan may be maintained in any year by an employer who has 100 or fewer employees who received at least $5,000 of compensation from the employer for the preceding year, provided that the employer does not maintain any other employer-sponsored retirement plan. A SIMPLE plan in the form of an IRA established for each participant is available through the Fund. For further details, contact the Fund.


TAX-SHELTERED 403(b) PLANS

    The Fund has available Tax-Deferred Plans under section 403(b) of the Internal Revenue Code. Certain tax-exempt organizations and public schools may establish such plans under which they will be able to make contributions which are not currently taxable to their employees. For further details, contact the Fund.

CORPORATE PENSION AND PROFIT SHARING PLANS


    Accounts for corporate pension and profit sharing plans (IRS-approved prototypes as well as other plans) are available. For further details, contact the Fund.


PUBLIC EMPLOYER DEFERRED COMPENSATION PLANS

    Employees of state, county and municipal agencies may make investments with pre-tax dollars through eligible deferred compensation plans authorized under section 457 of the Internal Revenue Code. Contributions and earnings are tax-sheltered until the funds are actually paid to the employee. Plans and Administrative Services are available to states, counties and municipalities to provide a tax-sheltered program for employees. For further details, contact the Fund.

GENERAL


    Investors Fiduciary Trust Company of Kansas City, Missouri, serves as custodian and provides the services required for Keogh Plans, Individual Retirement Plans, Section 403(b) Plans and corporate pension and profit sharing plans. An annual maintenance fee, currently $10, will be collected annually by redemption of shares or fractions thereof from each participant's account(s). FBL Investment Advisory Services, Inc. performs plan services for a portion of the fee and during the fiscal year ended July 31, 1997 received $739 for its services. Unusual administrative responsibilities will be subject to such additional charges as will reasonably compensate the custodian for the service involved.


    Since a retirement investment program involves a commitment covering future years, it is important that the investor consider his or her needs and whether the investment objective of the Fund as described in the Prospectus is likely to fulfill them. Premature termination or curtailment of the plan may result in adverse tax consequences. Consultation with an attorney or other tax adviser regarding these plans is recommended. For further information regarding these plans, contact the Fund.

                                  REDEMPTIONS

    The Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed for trading (other than customary weekend and holiday closings); (b) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which (i) disposal by the Fund of securities owned by it is not reasonable or practicable, or (ii) it is not reasonably practicable for the Fund to determine fairly the value of its net assets; or (c) the Securities and Exchange Commission by order permits such suspension for the protection of the Fund's investors. In such event, redemption will be effected at the net asset value next determined after the suspension has been terminated unless the shareholder has withdrawn the redemption request in writing and the request has been received by FBL Investment Advisory Services, Inc., 5400
University Avenue, West Des Moines, Iowa 50266, prior to the day of such determination of net asset value.

                               INVESTMENT ADVISER


    The following information supplements the information set forth in the Prospectus under the caption "MANAGEMENT OF THE FUND." Pursuant to an Investment Advisory and Management Services Agreement dated February 23, 1981 (the "Agreement"), FBL Investment Advisory Services, Inc. ("FBL" or "Adviser"), acts as the Fund's investment adviser and manager subject to the supervision of the Fund's Board of Directors. FBL has served as investment adviser and manager since the Fund commenced operations in March, 1981. FBL is a wholly-owned subsidiary of FBL Financial Services, Inc., which is a wholly-owned subsidiary of FBL Financial Group, Inc., an Iowa corporation, 66% of whose outstanding voting shares are in turn owned by Iowa Farm Bureau Federation, an Iowa not-for-profit corporation. The Adviser also acts as the investment adviser to individuals, institutions and two other mutual funds: FBL Series Fund, Inc. and FBL Variable Insurance Series Fund. Personnel of the Adviser also manage investments for the portfolios of insurance companies.


    The Adviser subscribes to leading bond information services and receives published reports and statistical compilations from issuers directly, as well as analyses from brokers and dealers who may execute portfolio transactions for the Fund or the Adviser's other clients. The Adviser regards this information and material, however, as an adjunct to its own research activities.

    Under the Agreement, the Adviser handles the investment and reinvestment of the Fund's assets and provides for the Fund, at the Adviser's expense, office space and facilities, simple business equipment, advisory, research and statistical facilities, clerical services and personnel as may be necessary to administer the business affairs of the Fund. The Adviser also has agreed to arrange for any of its officers and directors to serve without salary as directors, officers or agents of the Fund if duly elected to such positions.


    As compensation for the investment advisory and management services and the aforementioned facilities and administrative services to be provided by the Adviser, the Fund has agreed to pay the Adviser an annual management fee of .25% of the average daily net assets, accrued daily and payable monthly. For the fiscal years ended July 31, 1997, 1996 and 1995 the Fund's investment advisory and management fee expense was $81,111, $118,225 and $96,398, respectively.



    The Adviser is not required to pay expenses of the Fund other than as set forth above. The Fund pays such other expenses, which include net asset value calculations; portfolio transaction costs; interest on Fund obligations; miscellaneous reports; membership dues; all expenses of registration of its shares under federal and state securities laws; all expenses of Shareholders' and Directors' meetings and of preparing, printing and mailing proxy statements, reports and notices to shareholders; investor services (including allocable telephone and personnel expenses incurred by the Adviser); all taxes and fees payable to federal, state or other governmental authorities; the fees and expenses of independent auditors, legal counsel, custodian, transfer and dividend disbursing agent and any fees of Directors who are not affiliated with the Adviser; insurance premiums for fidelity bond and other coverage of the Fund's operations.


    The Agreement continues in effect from year-to-year as long as its continuation is approved annually by vote of a majority of the Fund's outstanding shares or by its Board of Directors, including, in either event, a majority of those directors who are not parties to such agreement or "interested persons" (as such term is defined in the Investment Company Act of 1940) of any such party except in their capacity as directors of the Fund. It may be terminated without penalty at any time upon 60 days' notice by the Adviser, or by the Fund by vote of the Fund's Board of Directors, or by a majority vote of the Fund's outstanding shares and would terminate automatically upon assignment. The Agreement may be amended only with the approval of a majority of the outstanding voting securities of the Fund.

    The Agreement provides that the Adviser shall not be liable for error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except loss resulting from bad faith, gross negligence or willful misfeasance of the Adviser.

    PORTFOLIO TRANSACTIONS: Purchases and sales of portfolio securities are normally principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There are usually no brokerage commissions paid by the Fund for such purchases and none were paid during the last three fiscal years. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked prices. The primary consideration in the allocation of transactions is the most favorable price and execution of orders.

    Subject to this primary consideration, while there is no understanding or arrangement to do so, FBL may place the Fund's portfolio transactions with firms that furnish research, statistical and other services. FBL regards information which is customarily available only in return for brokerage as among the many elements to be considered in determining placement of securities transactions. No specific value can be determined for most such information and services and they are deemed supplemental to FBL's own efforts in the performance of its duties under the investment advisory agreement. Any research benefits derived are available for all clients of FBL.

    The investment decisions for the Fund are reached independently from those for the other mutual funds and other clients whose investments are managed by FBL. Such other clients may also make investments in money market instruments at the same time as the Fund. When both the Fund and one or more of such clients have amounts available for investment in money market instruments, available investments are allocated as to amount in a manner considered equitable to each. In some cases, this procedure may affect the size or price of the position obtainable for the Fund. It is the opinion of the Board of Directors that the benefits available because of FBL's organization outweigh any disadvantages that may arise from exposure to simultaneous transactions. Purchase and sale orders for the Fund may be combined with those of other clients of the Adviser in the interest of the most favorable net results to the Fund.

    Messrs. Morain, Gibson, Hoffman, Marker, Noyce, Oddy, Warming and Mses. Cornick, Rojohn and Followwill, directors and/or officers of the Fund, are also directors and/or officers of FBL as indicated under "MANAGEMENT OF THE FUND" in the Prospectus.

                         UNDERWRITING AND DISTRIBUTION

    Pursuant to an underwriting agreement dated December 31, 1983, FBL Investment Advisory Services, Inc. (the "Distributor") serves as principal underwriter and sole distributor of the Fund's shares, acting as the exclusive agent of the Fund in the sale of its shares to securities dealers who in turn sell the shares to the public. The Distributor has agreed to use its best efforts to distribute shares of the Fund. The Distributor pays expenses incident to the sale and distribution of Fund shares, including preparation and distribution of literature relating to the Fund and its investment performance, and circulation of advertising and public relations material.

    The terms of termination and assignment under the underwriting agreement are the same as those under the investment advisory agreement except that termination for reasons other than assignment of the agreement requires six months' notice.

    The Fund bears the expenses of registration of its shares with the Securities and Exchange Commission and the cost of qualifying and maintaining the qualification of the Fund's shares under securities laws of the various states. The Fund also pays expenses incident to the issuance of its shares, such as taxes and transfer and dividend disbursing fees.

                               OTHER INFORMATION

CUSTODIAN:

    Bankers Trust Company, 16 Wall Street, New York, New York 10005 currently serves as custodian of all cash and securities owned by the Fund. The custodian performs no managerial or policy-making functions for the Fund.

INDEPENDENT AUDITORS:

    The Fund's independent auditors are Ernst & Young LLP, 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309. The independent auditors audit and report on the Fund's annual financial statements, review certain regulatory reports and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund.

ACCOUNTING SERVICES:


    The Fund has entered into an accounting services agreement with FBL Investment Advisory Services, Inc. pursuant to which FBL performs accounting services for the Fund. In addition, the Agreement provides that FBL shall calculate the Fund's net asset value in accordance with the Fund's current Prospectus and to prepare for Fund approval and use various tax returns and other reports. For such services, the Fund pays FBL an annual fee, payable monthly, of .05% of the Fund's average daily net assets, with the annual fee payable by the Fund not to exceed $30,000. During the fiscal year ended July 31, 1997, the aggregate amount of such fees paid to FBL was $12,197.


SHAREHOLDER SERVICE, DIVIDEND DISBURSING AND TRANSFER AGENT:


    FBL Investment Advisory Services, Inc. serves as the Fund's Shareholder Service, Dividend Disbursing and Transfer Agent. FBL in turn has contracted with DST Systems, Inc. ("DST"), an unrelated party, to perform certain services incident to the maintenance of shareholder accounts. The Fund pays FBL an annual fee of $9.00 per account and miscellaneous activity fees plus out-of-pocket expenses, a portion of which is paid to DST. During the fiscal year ended July 31, 1997, the aggregate amount of such fees paid to FBL was $131,149 of which $32,202 was paid to DST.


                              FINANCIAL STATEMENTS


    The audited financial statements of the Fund, including the notes thereto, contained in the Annual Report to Shareholders of FBL Money Market Fund, Inc. for the fiscal year ended July 31, 1997, were filed with the Securities and Exchange Commission on September 26, 1997, and are incorporated herein by reference. Additional copies of such Annual Report to Shareholders may be obtained without charge by contacting the Fund.

                          FBL MONEY MARKET FUND, INC.
                                     PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

    (a) Financial Statements:

         (i) Financial Statements included in Part A of Registration Statement


             Condensed Financial Information at July 31, 1997



        (ii) Financial Statements incorporated by reference in Part B of the Registration Statement:


             Report of Independent Auditors


             Statement of Assets and Liabilities as of July 31, 1997



             Statement of Operations for the year ended July 31, 1997



             Statements of Changes in Net Assets for the years ended July 31, 1997 and 1996



             Schedule of Investments at July 31, 1997


             Notes to Financial Statements

    (b) Exhibits


1. Restated Articles of Incorporation of Registrant.(1)



2.  (a) By-Laws of Registrant, as amended.(1)



    (b) By-Laws, as amended August 15, 1996.(2)


3. Inapplicable.


4. Specimen copy of certificate of the capital stock of Registrant, par value $.001 per share.(1)



5. (a) Conformed copy of Investment Advisory and Management Agreement with Registrant's Adviser.(1)



    (b) Amendment to Management Fee Schedule dated December 1, 1996.(2)



6.  (a) Conformed copy of Underwriting Agreement.(1)



    (b) Conformed copy of Dealer Agreement.(1)


7. Inapplicable.


8. Conformed copy of Custodian Agreement.(1)



9.  (a) Fidelity Bond Joint Insureds Agreement.(2)



    (b) Joint Insureds D&O and E&O Agreement.(1)



    (c) Accounting Services Agreement.(1)



    (d) Shareholder    Service,   Dividend   Disbursing   and   Transfer   Agent
        Agreement.(1)


 10. Inapplicable.

------------------------

    * Filed herewith

*11. Consent of Ernst & Young LLP.

 12. Inapplicable.


 13. Conformed copy of Subscription Agreement.(1)



 14. (a)(1) Prototype Money Purchase Pension and Profit Sharing Plan, as amended.(1)



    (a)(2) Adoption Agreements.(1)



    (a)(3) Application Form for Keogh Plan.(1)



    (b)(1) Model Individual Retirement Account.(1)



    (b)(2) Model IRA Disclosure Statement.(1)


 15. Inapplicable


*16. Schedule for Computation of Performance Data.



*27. Financial Data Schedule.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    Inapplicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES


    As of October 31, 1997 there were 4,088 record holders of the sole class of issued and outstanding capital stock of the Registrant, $.001 par value.


ITEM 27. INDEMNIFICATION

    The Maryland Code, Corporations and Associations, Section 2-418 provides for indemnification of directors, officers, employees and agents. Article IX of the Registrant's Articles of Incorporation restricts indemnification for officers and directors in cases of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Article XV of the Registrant's By-Laws also provides for indemnification under certain circumstances.

    The Investment Advisory and Management Services Agreement between the Registrant and FBL Investment Advisory Services, Inc. ("Adviser") provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties thereunder on the part of the Adviser, the Adviser shall not be liable for any error of judgment or mistake of law, or for any loss suffered by the Fund in connection with the matters to which such Agreement relates.

    In addition, the Registrant maintains a directors and officers "errors and omissions" liability insurance policy under which the Registrant and its directors and officers are named insureds.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director,

------------------------


    (1) Incorporated by reference from Post-Effective Amendment No. 15 to the Registration Statement under the Securities Act of 1933 on Form N-1A, filed on December 1, 1995.



    (2) Incorporated by reference from Post-Effective Amendment No. 16 to the Registration Statement under the Securities Act of 1933 on Form N-1A, filed on November 27, 1996.

officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    Registrant's investment adviser is FBL Investment Advisory Services, Inc. ("FBL"). In addition to its services to Registrant as investment adviser, underwriter, shareholder service, transfer and dividend disbursing agent, all as set forth in Parts A and B of this Registration Statement on Form N-1A, FBL acts as adviser, underwriter, shareholder service, transfer and dividend disbursing agent for FBL Series Fund, Inc. and FBL Variable Insurance Series Fund, diversified open-end series management investment companies.


    The principal executive officers and directors of FBL are Stephen M. Morain, Senior Vice President, General Counsel and Director; Richard D. Warming, Chief Investment Officer and Director; William J. Oddy, President and Director; Dennis
M. Marker, Investment Vice President, Administration, Secretary and Director; Thomas R. Gibson, Chief Executive Officer and Director; Timothy J. Hoffman, Vice President and Director; and James W. Noyce, Chief Financial Officer, Treasurer and Director. A description of their services as officers and employees of FBL Financial Group, Inc. and its affiliates is incorporated herein by reference to Part B -- Statement of Additional Information of this Registration Statement on Form N-1A.


ITEM 29. PRINCIPAL UNDERWRITERS

    (a) FBL Investment Advisory Services, Inc., the principal underwriter for Registrant, also acts as the principal investment adviser, underwriter, shareholder service, transfer and dividend disbursing agent for FBL Series Fund, Inc. and FBL Variable Insurance Series Fund, diversified, open-end series management investment companies.

    (b) The principal business address of each director and principal officer of the principal underwriter is 5400 University Avenue, West Des Moines, Iowa 50266. See Item 28 for information on the principal officers of FBL Investment Advisory Services, Inc., investment manager and principal underwriter for the Registrant.

    (c) Inapplicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

    All  such accounts, books  and other documents required  to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of the Registrant and the offices of the Investment Adviser, FBL Investment Advisory Services, Inc., 5400 University Avenue, West Des Moines, Iowa 50266.

ITEM 31. MANAGEMENT SERVICES

    Inapplicable.

ITEM 32. UNDERTAKINGS

    Inapplicable.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of West Des Moines and State of Iowa, on the 24th day of November, 1997.


                                          FBL MONEY MARKET FUND, INC.

                                          By:     /s/ EDWARD M. WIEDERSTEIN

                                          --------------------------------------

                                              Edward M. Wiederstein, President


    Pursuant   to  the  requirements  of  the   Securities  Act  of  1933,  this
registration statement has been signed below by the following persons in the capacities and on the date indicated.



       /s/ EDWARD M. WIEDERSTEIN                                          November 24, 1997
--------------------------------------   President and Director           -----------------
         Edward M. Wiederstein           (Principal Executive Officer)         (dated)

                                         Senior Vice President,
         /s/ RICHARD D. HARRIS           Secretary-Treasurer and          November 24, 1997
--------------------------------------   Director (Principal Financial    -----------------
           Richard D. Harris             and Accounting Officer)               (dated)

        /s/ DONALD G. BARTLING                                            November 24, 1997
--------------------------------------   Director                         -----------------
          Donald G. Bartling*                                                  (dated)

          /s/ JOHN R. GRAHAM                                              November 24, 1997
--------------------------------------   Director                         -----------------
            John R. Graham*                                                    (dated)

         /s/ ERWIN H. JOHNSON                                             November 24, 1997
--------------------------------------   Director                         -----------------
           Erwin H. Johnson*                                                   (dated)

            /s/ KENNETH KAY                                               November 24, 1997
--------------------------------------   Director                         -----------------
             Kenneth Kay*                                                      (dated)

          /s/ CURTIS C. PIETZ                                             November 24, 1997
--------------------------------------   Director                         -----------------
           Curtis C. Pietz*                                                    (dated)

       *By /s/ STEPHEN M. MORAIN
  -----------------------------------
Attorney-in-Fact, pursuant to Power of
               Attorney.
           Stephen M. Morain

                               INDEX TO EXHIBITS


       1.  Restated Articles of Incorporation of Registrant. (1)

       2.  (a) By-Laws of Registrant, as amended. (1)

           (b) By Laws, as amended August 15, 1996. (2)

       3.  Inapplicable.

       4.  Specimen copy of certificate of the capital stock of Registrant, par value $.001 per share. (1)

       5.  (a) Conformed copy of Investment Advisory and Management Agreement with Registrant's
               Adviser. (1)

           (b) Amendment to Management Fee Schedule dated December 1, 1996. (2)

       6.  (a) Conformed copy of Underwriting Agreement. (1)

           (b) Conformed copy of Dealer Agreement. (1)

       7.  Inapplicable.

       8.  Conformed copy of Custodian Agreement. (1)

       9.  (a) Fidelity Bond Joint Insureds Agreement. (2)

           (b) Joint Insureds D&O an E&O Agreement. (1)

           (c) Account Services Agreement. (1)

           (d) Shareholder Service, Divided Disbursing and Transfer Agent Agreement. (1)

      10.  Inapplicable.

     *11.  Consent of Ernst & Young LLP.

      12.  Inapplicable.

      13.  Conformed copy of Subscription Agreement. (1)

      14.  (a)(1) Prototype Money Purchase Pension and Profit Sharing Plan. (1)

           (a)(2) Adoption Agreements. (1)

           (a)(3) Application Form for Keogh Plan. (1)

           (b)(1) Model Individual Retirement Account. (1)

           (b)(2) Model IRA Disclosure Statement. (1)

      15.  Inapplicable.

     *16.  Schedule of Computation of Performance Data.

     *27.  Financial Data Schedule.


------------------------

* Filed herewith


(1) Incorporated by reference from Post-Effective Amendment No. 15 to the Registration Statement under the Securities Act of 1933 on Form N-1A filed on December 1, 1995.



(2)Incorporated by reference from Post-Effective Amendment No. 16 to the Registration Statement under the Securities Act of 1933 on Form N-1A filed on November 27, 1996.